Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions

19. Related Party Transactions

During the years ended December 31, 2009, 2010 and 2011, there were related party transactions with a shareholder and an equity investee as follows:

	2009		2010		2011
	(In millions of Korean Won)
Sales to related parties	(Won)	31,987	(Won)	29,065	(Won)	29,110
Purchases from related parties		670		4,182		2,139
Amounts due from related parties		2,473		3,149		3,573
Amounts due to related parties		6,608		7,412		6,373

On April 1, 2008, GungHo Online Entertainment, Inc. became a majority shareholder by acquiring 52.39% of the voting shares from Heartis, Inc., the former majority shareholder, and acquired additional 6.92% voting shares on June 23 and June 24, 2008. The transactions with GungHo and the related balances during 2009, 2010 and 2011 were included in related party transactions above.